Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value
Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in millions):

	Level 1	Level 2	Level 3	Total
December 31, 2017
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$8	$30	$8	$46
States, municipalities and political subdivisions	—	4,253	72	4,325
Foreign government	—	13	—	13
Residential MBS	—	2,198	99	2,297
Commercial MBS	—	834	34	868
Asset-backed securities (“ABS”)	—	5,697	540	6,237
Corporate and other	16	16,480	941	17,437
Total AFS fixed maturities	24	29,505	1,694	31,223
Trading fixed maturities	—	116	—	116
Equity securities	450	38	105	593
Variable annuity assets (separate accounts) (*)	—	644	—	644
Equity options — fixed-indexed annuities	—	701	—	701
Other assets — derivatives	—	—	—	—
Total assets accounted for at fair value	$474	$31,004	$1,799	$33,277
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$2,542	$2,542
Other liabilities — derivatives	—	35	—	35
Total liabilities accounted for at fair value	$—	$35	$2,542	$2,577

December 31, 2016
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$10	$32	$8	$50
States, municipalities and political subdivisions	—	4,101	75	4,176
Foreign government	—	13	—	13
Residential MBS	—	2,449	148	2,597
Commercial MBS	—	1,324	25	1,349
Asset-backed securities	—	4,160	359	4,519
Corporate and other	15	14,649	652	15,316
Total AFS fixed maturities	25	26,728	1,267	28,020
Trading fixed maturities	—	117	—	117
Equity securities	360	25	110	495
Variable annuity assets (separate accounts) (*)	—	600	—	600
Equity options — fixed-indexed annuities	—	492	—	492
Other assets — derivatives	—	1	—	1
Total assets accounted for at fair value	$385	$27,963	$1,377	$29,725
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$1,759	$1,759
Other liabilities — derivatives	—	30	—	30
Total liabilities accounted for at fair value	$—	$30	$1,759	$1,789

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

Fair value measurements, Levels 1 and 2 transfers
The transfers between Level 1 and Level 2 for the years ended December 31, 2017, 2016 and 2015 are reflected in the table below at fair value as of the end of the reporting period (dollars in millions):

	Level 2 To Level 1 Transfers						Level 1 To Level 2 Transfers
	# of Transfers			Fair Value			# of Transfers			Fair Value
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Perpetual preferred stocks	1	—	—	$1	$—	$—	1	1	—	$1	$1	$—
Common stocks	—	2	1	—	—	—	—	2	1	—	—	—

Unobservable inputs used by management in determining fair value of embedded derivatives
The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives at December 31, 2017. See Note F — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.2% – 2.0% over the risk free rate
Risk margin for uncertainty in cash flows	0.70% reduction in the discount rate
Surrenders	3% – 23% of indexed account value
Partial surrenders	2% – 10% of indexed account value
Annuitizations	0.1% – 1% of indexed account value
Deaths	1.6% – 8.0% of indexed account value
Budgeted option costs	2.4% – 3.6% of indexed account value

Changes in balances of Level 3 financial assets
Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2017, 2016 and 2015 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2016	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2017
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	75	—	1	—	(2)	—	(2)	72
Residential MBS	148	(3)	1	1	(26)	32	(54)	99
Commercial MBS	25	2	—	13	(10)	4	—	34
Asset-backed securities	359	—	1	295	(95)	154	(174)	540
Corporate and other	652	(5)	3	440	(120)	29	(58)	941
Total AFS fixed maturities	1,267	(6)	6	749	(253)	219	(288)	1,694
Equity securities	110	(14)	7	25	(10)	—	(13)	105
Total Level 3 assets	$1,377	$(20)	$13	$774	$(263)	$219	$(301)	$1,799

Embedded derivatives (*)	$(1,759)	$(589)	$—	$(300)	$106	$—	$—	$(2,542)
Total Level 3 liabilities	$(1,759)	$(589)	$—	$(300)	$106	$—	$—	$(2,542)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $25 million in 2017.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2015	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2016
AFS fixed maturities:
U.S. government agency	$15	$(7)	$—	$—	$—	$—	$—	$8
State and municipal	32	—	(3)	47	(1)	—	—	75
Residential MBS	184	(3)	(2)	6	(26)	29	(40)	148
Commercial MBS	36	(1)	—	—	(6)	—	(4)	25
Asset-backed securities	333	(1)	1	30	(20)	49	(33)	359
Corporate and other	580	(1)	(9)	134	(58)	22	(16)	652
Total AFS fixed maturities	1,180	(13)	(13)	217	(111)	100	(93)	1,267
Equity securities	83	(6)	23	28	(15)	9	(12)	110
Total Level 3 assets	$1,263	$(19)	$10	$245	$(126)	$109	$(105)	$1,377

Embedded derivatives (*)	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)
Total Level 3 liabilities	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $17 million in 2016.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2014	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2015
AFS fixed maturities:
U.S. government agency	$15	$—	$—	$—	$—	$—	$—	$15
State and municipal	24	—	—	9	(1)	—	—	32
Residential MBS	235	(2)	(2)	—	(32)	48	(63)	184
Commercial MBS	37	(1)	(1)	—	(2)	4	(1)	36
Asset-backed securities	175	1	(5)	184	(40)	28	(10)	333
Corporate and other	484	(4)	(9)	147	(47)	9	—	580
Total AFS fixed maturities	970	(6)	(17)	340	(122)	89	(74)	1,180
Equity securities	47	(3)	(6)	51	—	—	(6)	83
Total Level 3 assets	$1,017	$(9)	$(23)	$391	$(122)	$89	$(80)	$1,263

Embedded derivatives (*)	$(1,160)	$(17)	$—	$(257)	$65	$—	$—	$(1,369)
Total Level 3 liabilities	$(1,160)	$(17)	$—	$(257)	$65	$—	$—	$(1,369)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $28 million in 2015.

Changes in balances of Level 3 financial liabilities

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2017, 2016 and 2015 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2016	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2017
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	75	—	1	—	(2)	—	(2)	72
Residential MBS	148	(3)	1	1	(26)	32	(54)	99
Commercial MBS	25	2	—	13	(10)	4	—	34
Asset-backed securities	359	—	1	295	(95)	154	(174)	540
Corporate and other	652	(5)	3	440	(120)	29	(58)	941
Total AFS fixed maturities	1,267	(6)	6	749	(253)	219	(288)	1,694
Equity securities	110	(14)	7	25	(10)	—	(13)	105
Total Level 3 assets	$1,377	$(20)	$13	$774	$(263)	$219	$(301)	$1,799

Embedded derivatives (*)	$(1,759)	$(589)	$—	$(300)	$106	$—	$—	$(2,542)
Total Level 3 liabilities	$(1,759)	$(589)	$—	$(300)	$106	$—	$—	$(2,542)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $25 million in 2017.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2015	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2016
AFS fixed maturities:
U.S. government agency	$15	$(7)	$—	$—	$—	$—	$—	$8
State and municipal	32	—	(3)	47	(1)	—	—	75
Residential MBS	184	(3)	(2)	6	(26)	29	(40)	148
Commercial MBS	36	(1)	—	—	(6)	—	(4)	25
Asset-backed securities	333	(1)	1	30	(20)	49	(33)	359
Corporate and other	580	(1)	(9)	134	(58)	22	(16)	652
Total AFS fixed maturities	1,180	(13)	(13)	217	(111)	100	(93)	1,267
Equity securities	83	(6)	23	28	(15)	9	(12)	110
Total Level 3 assets	$1,263	$(19)	$10	$245	$(126)	$109	$(105)	$1,377

Embedded derivatives (*)	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)
Total Level 3 liabilities	$(1,369)	$(211)	$—	$(277)	$98	$—	$—	$(1,759)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $17 million in 2016.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2014	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2015
AFS fixed maturities:
U.S. government agency	$15	$—	$—	$—	$—	$—	$—	$15
State and municipal	24	—	—	9	(1)	—	—	32
Residential MBS	235	(2)	(2)	—	(32)	48	(63)	184
Commercial MBS	37	(1)	(1)	—	(2)	4	(1)	36
Asset-backed securities	175	1	(5)	184	(40)	28	(10)	333
Corporate and other	484	(4)	(9)	147	(47)	9	—	580
Total AFS fixed maturities	970	(6)	(17)	340	(122)	89	(74)	1,180
Equity securities	47	(3)	(6)	51	—	—	(6)	83
Total Level 3 assets	$1,017	$(9)	$(23)	$391	$(122)	$89	$(80)	$1,263

Embedded derivatives (*)	$(1,160)	$(17)	$—	$(257)	$65	$—	$—	$(1,369)
Total Level 3 liabilities	$(1,160)	$(17)	$—	$(257)	$65	$—	$—	$(1,369)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives reflects losses related to the unlocking of actuarial assumptions of $28 million in 2015.

Fair value of financial instruments
The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements are summarized below (in millions):

	Carrying	Fair Value
	Value	Total	Level 1	Level 2	Level 3
December 31, 2017
Financial assets:
Cash and cash equivalents	$611	$611	$611	$—	$—
Mortgage loans	820	814	—	—	814
Policy loans	184	184	—	—	184
Total financial assets not accounted for at fair value	$1,615	$1,609	$611	$—	$998
Financial liabilities:
Annuity benefits accumulated (*)	$33,110	$32,461	$—	$—	$32,461
Total financial liabilities not accounted for at fair value	$33,110	$32,461	$—	$—	$32,461

December 31, 2016
Financial assets:
Cash and cash equivalents	$499	$499	$499	$—	$—
Mortgage loans	890	887	—	—	887
Policy loans	192	192	—	—	192
Total financial assets not accounted for at fair value	$1,581	$1,578	$499	$—	$1,079
Financial liabilities:
Annuity benefits accumulated (*)	$29,703	$28,932	$—	$—	$28,932
Total financial liabilities not accounted for at fair value	$29,703	$28,932	$—	$—	$28,932

(*)	Excludes $206 million and $204 million of life contingent annuities in the payout phase at December 31, 2017 and 2016, respectively.